Income Taxes - Summary of Components of Deferred Income Tax Balances (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019 [1]	Oct. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ 1,568	$ 2,039
Deferred tax liabilities	$ 60	$ 74

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).